Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Secured term loan	$ 987	$ 979	$ 987
Unsecured term loan	7,036	10,765	102
Venture debt term loan			1,544
Trust receipts	21,474	22,965	20,467
Loans from a shareholder of a subsidiary			22
Loans from external party		59
Promissory note	29	29
Obligation under finance lease	519	53	49
Other borrowings	298	7,297	6,637
Current, Total	30,343	42,147	29,808
Non-current
Secured term loan	16,783	17,212	18,189
Unsecured term loan			10,488
Obligation under finance lease	210	4	58
Non-current, Total	16,993	17,216	28,735
Total	$ 47,336	$ 59,363	$ 58,543